Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital World Bond Fund
Entity Central Index Key	0000812303
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Capital World Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class A
Trading Symbol	CWBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.99%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares lost 3.24% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration
positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class A (with sales charge) *	(6.88) %	(3.26) %	(0.57) %
Capital World Bond Fund — Class A (without sales charge) *	(3.24) %	(2.52) %	(0.19) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Ke
y
fund
statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class C
Trading Symbol	CWBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 167	1.70%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares lost 3.94% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class C (with sales charge) *	(4.88) %	(3.23) %	(0.81) %
Capital World Bond Fund — Class C (without sales charge) *	(3.94) %	(3.23) %	(0.81) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. An
y m
arket index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class T
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class T
Trading Symbol	TWCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 71	0.72%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares lost 3.05% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class T (with sales charge) 2	(5.50) %	(2.80) %	(0.40) %
Capital World Bond Fund — Class T (without sales charge) 2	(3.05) %	(2.30) %	(0.07) %
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.10%
Consumer Price Index 3	2.89%	4.20%	3.39%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect app lica
ble fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class F-1
Trading Symbol	WBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 102	1.04%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares lost 3.30% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for a dditiona
l periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class F-1 *	(3.30) %	(2.54) %	(0.20) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have bee
n lo
wer.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class F-2
Trading Symbol	BFWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 59	0.60%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares lost 2.92% for the yea
r ende
d December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weig hte
d average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class F-2 *	(2.92) %	(2.18) %	0.13%
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class F-3
Trading Symbol	WFBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 47	0.48%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares lost 2.75% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class F-3 2	(2.75) %	(2.06) %	0.38%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.29%
Consumer Price Index 3	2.89%	4.20%	3.36%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio hold ings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-A
Trading Symbol	CCWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 99	1.01%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares lost 3.31% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-A (with sales charge) *	(6.72) %	(3.24) %	(0.60) %
Capital World Bond Fund — Class 529-A (without sales charge) *	(3.31) %	(2.55) %	(0.24) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of L
abor
Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-C
Trading Symbol	CCWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 171	1.75%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares lost 4.02% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-C (with sales charge) *	(4.96) %	(3.28) %	(0.62) %
Capital World Bond Fund — Class 529-C (without sales charge) *	(4.02) %	(3.28) %	(0.62) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Inde
x Services L
td and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-E
Trading Symbol	CCWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 112	1.14%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares lost 3.41% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-E *	(3.41) %	(2.68) %	(0.40) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by a sset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-T
Trading Symbol	TWCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 77	0.78%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares lost 3.10% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class 529-T (with sales charge) 2	(5.55) %	(2.85) %	(0.45) %
Capital World Bond Fund — Class 529-T (without sales charge) 2	(3.10) %	(2.36) %	(0.12) %
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.10%
Consumer Price Index 3	2.89%	4.20%	3.39%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by as set ty pe (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-F-1
Trading Symbol	CCWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 82	0.83%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares lost 3.16% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-F-1 *	(3.16) %	(2.39) %	(0.05) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market
index sho
wn is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-F-2
Trading Symbol	FCWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 63	0.64%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares lost 2.91% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital World Bond Fund — Class 529-F-2 2	(2.91) %	(3.89) %
Bloomberg Global Aggregate Index 3	(1.69) %	(3.66) %
Consumer Price Index 3	2.89%	4.72%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio hol dings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-F-3
Trading Symbol	FWBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 52	0.53%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares lost 2.91% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital World Bond Fund — Class 529-F-3 2	(2.91) %	(3.84) %
Bloomberg Global Aggregate Index 3	(1.69) %	(3.66) %
Consumer Price Index 3	2.89%	4.72%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-1
Trading Symbol	RCWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 154	1.57%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares lost 3.83% for the year ended December 31, 2024. That result compares with
a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-1 *	(3.83) %	(3.14) %	(0.87) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-2
Trading Symbol	RCWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 155	1.58%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares lost 3.85% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-2 *	(3.85) %	(3.14) %	(0.87) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-2E
Trading Symbol	RCEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 127	1.29%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares lost 3.55% for the year ended December 31, 2024. That result compares wit
h a 1.6
9% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weigh ed on
results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-2E *	(3.55) %	(2.86) %	(0.51) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-3
Trading Symbol	RCWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 111	1.13%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares lost 3.39% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total r
et
urns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-3 *	(3.39) %	(2.70) %	(0.41) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in mi lli ons)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-4
Trading Symbol	RCWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hyp othet ical $10,000 investmen t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 82	0.83%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares lost 3.15% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-4 *	(3.15) %	(2.41) %	(0.11) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-5E
Trading Symbol	RCWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a h ypoth etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 63	0.64%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares lost 2.96% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class R-5E 2	(2.96) %	(2.21) %	0.50%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.55%
Consumer Price Index 3	2.89%	4.20%	3.18%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millio ns)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-5
Trading Symbol	RCWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hyp otheti cal $1 0,000 investme nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$53	0.54%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares lost 2.86% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-5 *	(2.86) %	(2.12) %	0.19%
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio hol dings b y asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-6
Trading Symbol	RCWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hyp o thetic al $ 10,000 in vestm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 48	0.49%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares lost 2.80% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-6 *	(2.80) %	(2.06) %	0.25%
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,209,000,000
Holdings Count | Holding	2,350
Advisory Fees Paid, Amount	$ 43,000,000
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.